GREEN CENTURY EQUITY FUND
GREEN CENTURY EQUITY FUND SUMMARY SECTION
Investment Objective
The Green Century Equity Fund seeks to achieve long-term total return which matches the performance of an index comprised of the stocks of companies selected based on environmental, social and governance criteria.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	GREEN CENTURY EQUITY FUND Individual Investor Class USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	2.00%
Wire Redemption Fee (if such services are requested)	$ 10
Overnight Delivery Fee (if such services are requested)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GREEN CENTURY EQUITY FUND Individual Investor Class
Management Fees	0.25%
Distribution (12b-1) Fees	none
Administrative Fees	1.00%
Other Fees	none
Total Annual Fund Operating Expenses	1.25%

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
GREEN CENTURY EQUITY FUND | Individual Investor Class | USD ($)	127	397	686	1,511

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests substantially all of its assets in the common stocks which make up the MSCI KLD 400 Social ex Fossil Fuels Index (the KLD400 ex Fossil Fuels Index or the Index), a custom index calculated by MSCI, Inc. The KLD400 ex Fossil Fuels Index is comprised of the common stocks of the approximately 400 companies in the MSCI KLD 400 Social Index (the KLD400 Index), minus the stocks of the companies that explore for, extract, produce, manufacture or refine coal, oil or gas or produce or transmit electricity derived from fossil fuels or transmit natural gas or have carbon reserves included in the KLD400 Index. Companies for the KLD400 Index are identified based on a review of environmental, social and governance (ESG) ratings; the KLD400 Index is composed of companies with high ESG ratings. In constructing the KLD400 Index, MSCI ESG Research analyzes a company’s commitment to sustainability across five key categories: environment; community and society; employees and supply chain; customers; and governance and ethics. This strategy directs concerned investors’ dollars away from companies that flout basic standards for environmental and social responsibility and towards companies that demonstrate a commitment to meeting the social and environmental needs of the present without compromising the quality of life of future generations. Green Century believes this creates an incentive for companies to become better corporate citizens.

Green Century believes that those companies which pursue the least environmentally sound practices are at the greatest risk of brand and reputational damage and the greatest long term risk of negative economic consequences, while those which strive to be more environmentally responsible may benefit financially as a result. Green Century also believes that the use of ESG ratings creates an incentive for companies to become more sustainable.

Companies involved in industries that may impose substantial risks and/or costs on society are evaluated based on their level of involvement as well as their social and environmental impact and their governance practices. The Equity Fund does not invest in, and the KLD400 ex Fossil Fuels Index excludes, companies that explore for, extract, produce, manufacture or refine coal, oil or gas or produce or transmit electricity derived from fossil fuels or transmit natural gas or have carbon reserves. Companies determined to have significant business involvement in the following will not be included in the KLD400 Index: genetically modified organisms (GMOs), firearms, military weapons, nuclear power, alcohol, tobacco, adult entertainment and gambling.

The Fund buys and sells stocks so that the composition of its securities holdings will correspond, to the extent reasonably practicable, to the composition of securities in the KLD400 ex Fossil Fuels Index. The weightings of the stocks in the KLD400 ex Fossil Fuels Index are based on float-adjusted market capitalizations, which means the largest companies comprise a higher percentage of the KLD400 ex Fossil Fuels Index and the Index is more heavily weighted in large than in small companies. As of September 30, 2016, large-cap U.S. companies (defined as companies with market capitalizations of over $10 billion) represented approximately 89.7% of the market value of the investments of the Fund. To the extent practicable, the Fund will seek a correlation between the weightings of securities held by the Fund and the weightings of the securities of the KLD400 ex Fossil Fuels Index of 0.95 or better. A figure of 1.00 would indicate a perfect correlation. The Fund’s ability to duplicate the performance of the KLD400 ex Fossil Fuels Index will depend to some extent on the size and timing of cash flows into and out of the Fund as well as the Fund’s expenses.

Under normal circumstances and as a matter of operating policy, the Fund will invest at least 80% of its assets in equity securities and related investments.
Principal Risks
You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The market prices of securities held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. Financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund’s share price will fluctuate daily depending on the performance of the companies that comprise the Fund’s investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.

Large Cap Companies Risk.    Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. The large-cap companies in which the Fund invests may perform worse than the stock market as a whole.

Small- and Mid-Cap Companies Risk.    The Fund may be invested in small- and mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Small- and mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of small- and mid-cap companies may be subject to wider and more erratic price fluctuations.

Index Fund Risk.    The Fund will invest in the stocks composing the KLD400 ex Fossil Fuels Index regardless of how the Index is performing. It will not shift concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling stock market. The Index may, at times, become focused in stocks of a particular sector, category or group of companies. Because the Fund seeks to track the KLD400 ex Fossil Fuels Index, the Fund may underperform the overall stock market.

Environmentally and Socially Responsible Investing Risk.    The Fund’s environmental, social and governance criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund’s investment performance to be worse or better than similar funds with no such criteria.

Redemption Risk.    The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. Further, if one decision maker has control of Fund shares owned by separate Fund shareholders, including clients or affiliates of the Fund’s adviser, redemptions by these shareholders may further increase the Fund’s redemption risk. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

These and other risks are discussed in more detail in “Additional Information About the Funds’ Investment Objectives, Strategies and Risks” in this Prospectus and in the Statement of Additional Information.
Performance
The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website, www.greencentury.com/ the-green-century-funds/performance, or by calling 1-800-93-GREEN.

The Fund, which commenced operations in September 1995, invested all its assets in an existing separate registered investment company which had the same investment objective as the Fund (the Domini Social Equity Trust) until November 28, 2006. The performance for the period prior to the Fund’s inception reflects the performance of the Domini Social Equity Trust adjusted to reflect the deduction of the charges and expenses of the Fund.

As of April 1, 2014, the Fund invests in the common stocks which make up the MSCI KLD 400 Social ex Fossil Fuels Index. Prior to April 1, 2014, the Fund invested in the common stocks which made up the MSCI KLD 400 Social Index. Performance for periods prior to April 1, 2014 reflects the investment strategy in effect for the Fund during such periods.
Annual Total Returns for Years Ended December 31

During the period shown, the Fund’s best quarterly performance was 16.29%, for the quarter ended 6/30/09. The Fund’s worst quarterly performance was -21.58%, for the quarter ended 12/31/08.

As of September 30, 2016, the year-to-date return for the Fund was 6.37%.
Average Annual Total Returns For the Periods Ended December 31, 2015
Average Annual Total Returns - GREEN CENTURY EQUITY FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Individual Investor Class	0.94%	11.47%	6.34%	8.05%	Jun. 03, 1991
Individual Investor Class | Return after taxes on distributions	0.50%	11.19%	6.05%	7.20%	Jun. 03, 1991
Individual Investor Class | Return after taxes on distributions and sale of Fund shares	0.89%	9.15%	5.11%	6.52%	Jun. 03, 1991
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%	9.21%	Jun. 03, 1991

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.